Significant Accounting Policies (Tables)	11 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of calculation of net loss including accretion to redemption
For the Period from January 26, 2021 (inception) through December 31, 2021
Net loss	$(1,923,605)
Accretion of carrying value to redemption value	(4,574,459)
Net loss including accretion of carrying value to redemption value	$(6,498,064)

Schedule of net loss per share
	For the Period From January 26, 2021 (inception) through December 31, 2021
	Redeemable Ordinary Shares	Non-Redeemable Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(4,675,369)	$(1,822,695)
Accretion of carrying value to redemption value	4,574,459	—
Allocation of net loss	$(100,910)	$(1,822,695)
Denominators:
Weighted-average shares outstanding	3,191,545	1,244,225
Basic and diluted net loss per share	$(0.03)	$(1.46)